Commitments and Contingencies	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
21.	COMMITMENTS AND CONTINGENCIES

Contingencies

The Company is involved in various legal actions arising from providing financial guarantee services to defaulted guarantees by Lixin Cayman and its subsidiaries. As of December 31, 2019, Lixin Cayman and its subsidiaries initiated an accumulated 18 legal proceedings against financial guarantee customers to collect delinquent balances of payment on behalf of these guarantee customers, with an aggregated claim of $7.92 million. All these legal proceedings have been adjudicated by the PRC courts in favour of the Company. When the Company closed the Lixin Acquisition on December 20, 2019, 17 legal proceedings were concluded after the enforcement, and one case with a claim of approximately $2.95 million (including principal of $2.85 million and interest of $0.1 million) was adjudicated and in the process of enforcement.

As of December 31, 2019, the Company provided financial guarantee of $35,103,876 to financial guarantee customers by Lixin Cayman and its subsidiaries, and had a balance of $4,283,608 due from 10 financial guarantee customers, representing payments on behalf of these financial guarantee customers when they defaulted in repayments to financial institutions. The balance of $4,283,608 consisted $2,845,248 due from one financial guarantee customer, against whom the legal case is still in progress of enforcement, and $1,438,360 due from nine financial guarantee customers, against whom the legal cases were concluded. The Company assessed the payment abilities of these customers, and expected it is remote to collect the balance. As of December 31, 2019, the Company fully wrote off the $4,283,608 on the balance of payment on behalf of financial guarantee customers.

From time to time, the Company may be subject to certain legal proceedings, claims and disputes that arise in the ordinary course of business. Although the outcomes of these legal proceedings cannot be predicted, the Company does not believe these actions, in the aggregate, will have a material adverse impact on its financial position, results of operations or liquidity.

Lease commitment

As of December 31, 2019, the Company leases offices space under seven non-cancellable operating lease arrangements, one of which had over 12 months. The Company considers those renewal or termination options that are reasonably certain to be exercised in the determination of the lease term and initial measurement of right of use assets and lease liabilities. Lease expense for lease payment is recognized on a straight-line basis over the lease term.

The Company determines whether a contract is or contains a lease at inception of the contract and whether that lease meets the classification criteria of a finance or operating lease. When available, the Company uses the rate implicit in the lease to discount lease payments to present value; however, most of the Company’s leases do not provide a readily determinable implicit rate. Therefore, the Company discount lease payments based on an estimate of its incremental borrowing rate.

The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

The table below presents the operating lease related assets and liabilities recorded on the balance sheets.

December 31, 2019

Right of use assets	$400,720

Operating lease liabilities, current portion	$106,136
Operating lease liabilities, noncurrent portion	265,797
Total operating lease liabilities	$371,933

As of December 31, 2019, the weighted average remaining lease term was 3.5 years, and discount rates were 4.75% for the operating lease.

Rental expense for the years ended December 31, 2019, 2018 and 2017 was $78,756, $10,896 and $nil, respectively.

The following is a schedule, by years, of maturities of lease liabilities as of December 31, 2019:

Twelve months ended December 31, 2020	$107,397
Twelve months ended December 31, 2021	112,767
Twelve months ended December 31, 2022	118,405
Twelve months ended December 31, 2023	60,647
Total lease payments	399,216
Less: imputed interest	(27,283)
Present value of lease liabilities	$371,933